Note 27 - Capital and Reserves - Share Capital (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Share Capital LineItems
Share Capital	$ 612,660,000	$ 612,660,000	$ 536,878,000
Class of Share Capital Member
Share Capital LineItems
Votes Per Share	Ordinary
Quantity Member
Share Capital LineItems
Number of Shares Capital	612,659,638
Nominal Value Per Share Member
Share Capital LineItems
Share Capital	$ 1
Votes Per Share Member
Share Capital LineItems
Votes Per Share	1
Shares Outstanding Member
Share Capital LineItems
Number of Shares Capital	612,615
Pending Issuance or Distribution Member
Share Capital LineItems
Number of Shares Capital	45
Capital Paid-in Member
Share Capital LineItems
Number of Shares Capital	612,660